BALANCE SHEET DETAILS (Details 2) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheet Details [Line Items]
Prepaid expenses		$ 91,853	$ 409,710
Deferred financing costs		109,233	46,909
Other assets		14,100	64,001
Total	$ 131,000	$ 215,186	$ 520,620